SEGMENT REPORTING, Information about Segments (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
SEGMENT REPORTING [Abstract]
Number of reportable segments | Segment		3
Segment Information [Abstract]
Revenue		$ 9,955,190	$ 4,375,664	$ 2,175,378
Operating income (loss)		(1,583,060)	(1,303,325)	(891,232)
Non-operating loss, net		(132,124)	(179,913)	(477,387)
Income tax expense		(332,865)	(141,640)	(85,864)
Share of results of equity investees		5,019	721	(3,239)
Net loss		(2,043,030)	(1,624,157)	(1,457,722)
Other Services [Member]
Segment Information [Abstract]
Revenue		42,444	131,758	195,843
Operating income (loss)		(177,633)	(49,006)	(39,864)
Operating Segments [Member] | Digital Entertainment [Member]
Segment Information [Abstract]
Revenue		4,320,013	2,015,972	1,136,017
Operating income (loss)		2,500,081	1,016,793	529,524
Operating Segments [Member] | E-commerce [Member]
Segment Information [Abstract]
Revenue		5,122,959	2,167,149	834,295
Operating income (loss)		(2,766,566)	(1,442,593)	(1,131,771)
Operating Segments [Member] | Digital Financial Services [Member]
Segment Information [Abstract]
Revenue		469,774	60,785	9,223
Operating income (loss)		(640,422)	(520,075)	(116,309)
Unallocated expenses [Member]
Segment Information [Abstract]
Revenue	[1]	0	0	0
Operating income (loss)	[1]	$ (498,520)	$ (308,444)	$ (132,812)

[1]	Unallocated expenses are mainly relating to share-based compensation, general and corporate administrative costs, such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segments results as they are not reviewed by the CODM as part of segment performance.